UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Impact U.S. Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2016

Date of reporting period: 02/29/2016

Item 1 – Schedule of Investments

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.3%
B/E Aerospace, Inc.	99	$4,318
Boeing Co.	632	74,690
HEICO Corp., Class A	37	1,617
Hexcel Corp.	86	3,554
Honeywell International, Inc.	485	49,155
Huntington Ingalls Industries, Inc.	43	5,636
Northrop Grumman Corp.	169	32,485
Raytheon Co.	279	34,554
Rockwell Collins, Inc.	120	10,508
Teledyne Technologies, Inc. (a)	33	2,811
United Technologies Corp.	300	28,986

		248,314
Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	423	19,365
FedEx Corp.	270	36,958
Hub Group, Inc., Class A (a)	737	27,210
United Parcel Service, Inc., Class B	79	7,627

		91,160
Airlines — 0.4%
Alaska Air Group, Inc.	419	30,964
Delta Air Lines, Inc.	68	3,280
Southwest Airlines Co.	1,125	47,194
United Continental Holdings, Inc. (a)	86	4,925

		86,363
Auto Components — 0.7%
American Axle & Manufacturing Holdings, Inc. (a)	565	8,260
Cooper-Standard Holding, Inc. (a)	36	2,637
Johnson Controls, Inc.	306	11,157
Lear Corp.	1,034	104,796

		126,850
Automobiles — 0.3%
Ford Motor Co.	3,025	37,843
General Motors Co.	553	16,280

		54,123
Banks — 5.1%
Bank of America Corp.	2,238	28,020
Central Pacific Financial Corp.	1,034	20,607
CIT Group, Inc.	583	17,379
Citigroup, Inc.	2,087	81,080
Citizens Financial Group, Inc.	4,356	83,766
JPMorgan Chase & Co.	5,157	290,339
South State Corp.	155	9,680
Trico Bancshares	290	7,192
Umpqua Holdings Corp.	7,774	116,921
Webster Financial Corp.	347	11,663

Common Stocks	Shares	Value
Banks (continued)
Wells Fargo & Co.	4,802	$225,310
Western Alliance Bancorp (a)	2,684	79,768
Wintrust Financial Corp.	232	9,860

		981,585
Beverages — 2.1%
Coca-Cola Co.	2,082	89,797
Coca-Cola Enterprises, Inc.	579	28,087
Dr Pepper Snapple Group, Inc.	1,683	154,045
PepsiCo, Inc.	1,372	134,209
Primo Water Corp. (a)	343	3,193

		409,331
Biotechnology — 3.4%
AbbVie, Inc.	2,088	114,026
ACADIA Pharmaceuticals, Inc. (a)	83	1,433
Amgen, Inc.	653	92,909
Applied Genetic Technologies Corp. (a)	156	2,070
Baxalta, Inc.	298	11,479
Biogen, Inc. (a)	293	76,010
Celgene Corp. (a)	1,064	107,283
ChemoCentryx, Inc. (a)	483	1,589
Dyax Corp.	64	71
Gilead Sciences, Inc.	1,787	155,916
Kindred Biosciences, Inc. (a)	1,610	6,150
Kura Oncology, Inc. (a)	495	2,029
Medivation, Inc. (a)	186	6,653
Regeneron Pharmaceuticals, Inc. (a)	95	36,482
Tokai Pharmaceuticals, Inc. (a)	610	3,886
United Therapeutics Corp. (a)	334	40,728
Vertex Pharmaceuticals, Inc. (a)	55	4,702

		663,416
Building Products — 0.3%
Gibraltar Industries, Inc. (a)	168	4,152
Insteel Industries, Inc.	143	3,744
Masco Corp.	1,236	34,855
Masonite International Corp. (a)	36	2,070
NCI Building Systems, Inc. (a)	693	7,582

		52,403
Capital Markets — 1.7%
Affiliated Managers Group, Inc. (a)	405	56,169
Ameriprise Financial, Inc.	1,538	129,115
Evercore Partners, Inc., Class A	92	4,294
Goldman Sachs Group, Inc.	239	35,738
Invesco Ltd.	983	26,285
Legg Mason, Inc.	571	16,308
Morgan Stanley	1,494	36,902
Piper Jaffray Cos. (a)	318	13,467
PJT Partners, Inc. (a)	223	6,204

BLACKROCK IMPACT U.S. EQUITY FUND	FEBRUARY 29, 2016	1

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Capital Markets (continued)
T. Rowe Price Group, Inc.	149	$10,297

		334,779
Chemicals — 2.6%
AgroFresh Solutions, Inc. (a)	333	1,628
Air Products & Chemicals, Inc.	974	129,026
Airgas, Inc.	25	3,538
Albemarle Corp.	60	3,373
Axalta Coating Systems Ltd. (a)	170	4,413
Dow Chemical Co.	668	32,472
E.I. du Pont de Nemours & Co.	289	17,591
Eastman Chemical Co.	191	12,253
Ecolab, Inc.	511	52,403
International Flavors & Fragrances, Inc.	78	8,057
LyondellBasell Industries NV, Class A	400	32,084
Monsanto Co.	99	8,909
Mosaic Co.	336	8,954
Olin Corp.	148	2,244
OMNOVA Solutions, Inc. (a)	899	4,711
PPG Industries, Inc.	588	56,760
Rayonier Advanced Materials, Inc.	730	5,453
Scotts Miracle-Gro Co., Class A	65	4,486
Sherwin-Williams Co.	372	100,626
Stepan Co.	79	3,925
Valspar Corp.	51	3,990

		496,896
Commercial Services & Supplies — 0.7%
ADT Corp.	159	6,419
Cintas Corp.	318	26,709
Deluxe Corp.	106	6,085
Interface, Inc.	1,155	18,365
Knoll, Inc.	1,810	34,571
Steelcase, Inc., Class A	3,441	42,978

		135,127
Communications Equipment — 1.3%
Cisco Systems, Inc.	4,275	111,920
F5 Networks, Inc. (a)	209	20,100
Harris Corp.	114	8,894
Ixia (a)	837	9,550
Juniper Networks, Inc.	772	19,068
Lumentum Holdings, Inc. (a)	272	6,536
QUALCOMM, Inc.	1,405	71,360

		247,428
Construction & Engineering — 0.6%
Comfort Systems USA, Inc.	560	15,708
Dycom Industries, Inc. (a)	295	16,806

Common Stocks	Shares	Value
Construction & Engineering (continued)
EMCOR Group, Inc.	1,717	$78,759

		111,273
Construction Materials — 0.1%
Summit Materials, Inc., Class A (a)	689	12,581
Consumer Finance — 0.7%
Capital One Financial Corp.	646	42,461
Consumer Portfolio Services, Inc. (a)	1,489	6,537
Discover Financial Services	1,342	62,296
Emergent Capital, Inc. (a)	482	1,846
Synchrony Financial (a)	837	22,557

		135,697
Containers & Packaging — 0.1%
Graphic Packaging Holding Co.	178	2,194
WestRock Co.	288	9,726

		11,920
Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B (a)	561	75,269
CME Group, Inc.	798	72,969
Intercontinental Exchange, Inc.	351	83,699
McGraw-Hill Financial, Inc.	298	26,743
Moody’s Corp.	1,538	136,574
Nasdaq, Inc.	288	18,228
Voya Financial, Inc.	80	2,349

		415,831
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	4,359	161,065
CenturyLink, Inc.	618	18,905
Verizon Communications, Inc.	2,867	145,443

		325,413
Electric Utilities — 1.2%
American Electric Power Co., Inc.	731	45,139
Avangrid, Inc. (a)	659	25,563
Exelon Corp.	586	18,453
ITC Holdings Corp.	144	5,851
NextEra Energy, Inc.	1,176	132,676
Pepco Holdings, Inc.	77	2,016

		229,698
Electrical Equipment — 0.3%
Babcock & Wilcox Enterprises, Inc. (a)	882	17,225
Emerson Electric Co.	230	11,231
Regal-Beloit Corp.	465	25,380

2	BLACKROCK IMPACT U.S. EQUITY FUND	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Electrical Equipment (continued)
Sensata Technologies Holding NV (a)	99	$3,377

		57,213
Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	106	4,195
Corning, Inc.	256	4,685
Flextronics International Ltd. (a)	5,712	62,032
FLIR Systems, Inc.	829	25,666
Ingram Micro, Inc., Class A	145	5,191
Newport Corp. (a)	37	842
Tech Data Corp. (a)	111	7,816

		110,427
Energy Equipment & Services — 0.9%
Archrock, Inc.	1,536	6,129
Aspen Aerogels, Inc. (a)	542	1,978
Baker Hughes, Inc.	403	17,277
Cameron International Corp. (a)	174	11,407
Dawson Geophysical Co. (a)	996	3,396
Dril-Quip, Inc. (a)	177	9,602
Ensco PLC, Class A	399	3,459
Exterran Corp. (a)	836	11,403
FMC Technologies, Inc. (a)	515	12,633
Matrix Service Co. (a)	349	6,418
Nabors Industries Ltd.	329	2,356
Noble Corp. PLC	735	6,123
PHI, Inc. (a)	140	2,554
Schlumberger Ltd.	904	64,835
TETRA Technologies, Inc. (a)	378	1,905
Unit Corp. (a)	693	3,714

		165,189
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	142	21,304
CVS Health Corp.	1,409	136,913
Kroger Co.	131	5,228
Performance Food Group Co. (a)	290	7,172
Supervalu, Inc. (a)	2,764	14,124
Wal-Mart Stores, Inc.	1,273	84,451
Walgreens Boots Alliance, Inc.	547	43,180

		312,372
Food Products — 2.7%
Archer-Daniels-Midland Co.	1,091	38,141
Bunge Ltd.	574	28,539
Cal-Maine Foods, Inc.	586	31,281
Flowers Foods, Inc.	201	3,443
General Mills, Inc.	1,403	82,567
Hershey Co.	477	43,355
Hormel Foods Corp.	1,558	66,231
J.M. Smucker Co.	642	81,900
Keurig Green Mountain, Inc.	61	5,608

Common Stocks	Shares	Value
Food Products (continued)
Lancaster Colony Corp.	336	$34,195
McCormick & Co., Inc.	309	28,817
Mead Johnson Nutrition Co.	347	25,595
Mondelez International, Inc., Class A	132	5,350
Pilgrim’s Pride Corp. (a)	352	8,606
Pinnacle Foods, Inc.	265	11,445
Post Holdings, Inc. (a)	129	8,960
Seneca Foods Corp., Class A (a)	278	9,246
Tyson Foods, Inc., Class A	182	11,785
WhiteWave Foods Co. (a)	55	2,130

		527,194
Gas Utilities — 0.0%
Questar Corp.	162	4,013
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	2,045	79,223
Alere, Inc. (a)	79	4,211
AngioDynamics, Inc. (a)	849	9,229
Baxter International, Inc.	377	14,895
Becton Dickinson & Co.	77	11,354
Boston Scientific Corp. (a)	4,675	79,381
C.R. Bard, Inc.	82	15,775
DENTSPLY International, Inc.	278	16,947
ICU Medical, Inc. (a)	34	3,125
Lantheus Holdings, Inc. (a)	444	941
Medtronic PLC	1,472	113,918
Stryker Corp.	659	65,821

		414,820
Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	54	4,678
Anthem, Inc.	278	36,332
Cardinal Health, Inc.	472	38,562
HCA Holdings, Inc. (a)	197	13,634
Health Net, Inc. (a)	69	4,293
Humana, Inc.	137	24,245
McKesson Corp.	252	39,216
Molina Healthcare, Inc. (a)	379	23,513
Team Health Holdings, Inc. (a)	1,307	58,253
Tenet Healthcare Corp. (a)	218	5,411
UnitedHealth Group, Inc.	1,110	132,201
VCA, Inc. (a)	1,995	101,805

		482,143
Hotels, Restaurants & Leisure — 2.3%
Bravo Brio Restaurant Group, Inc. (a)	231	1,804
Brinker International, Inc.	60	2,988
Cracker Barrel Old Country Store, Inc.	254	37,605
Darden Restaurants, Inc.	118	7,538
Extended Stay America, Inc.	1,976	29,205

BLACKROCK IMPACT U.S. EQUITY FUND	FEBRUARY 29, 2016	3

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
J Alexander’s Holdings, Inc. (a)	1,853	$19,234
Jack in the Box, Inc.	30	2,062
Luby’s, Inc. (a)	798	3,950
McDonald’s Corp.	30	3,516
Papa John’s International, Inc.	853	49,602
Ryman Hospitality Properties, Inc.	273	13,069
Starbucks Corp.	2,875	167,354
Starwood Hotels & Resorts Worldwide, Inc.	240	16,586
Vail Resorts, Inc.	436	55,551
Wyndham Worldwide Corp.	472	34,380

		444,444
Household Durables — 0.7%
Harman International Industries, Inc.	91	6,978
La-Z-Boy, Inc.	911	22,183
Mohawk Industries, Inc. (a)	217	39,001
Newell Rubbermaid, Inc.	292	11,099
TRI Pointe Homes, Inc. (a)	4,010	41,343
Whirlpool Corp.	85	13,202

		133,806
Household Products — 2.3%
Church & Dwight Co., Inc.	293	26,593
Clorox Co.	1,001	126,546
Colgate-Palmolive Co.	1,586	104,105
Energizer Holdings, Inc.	59	2,298
Kimberly-Clark Corp.	1,104	143,851
Procter & Gamble Co.	453	36,371

		439,764
Independent Power and Renewable Electricity Producers — 0.0%
Dynegy, Inc. (a)	237	2,389
Industrial Conglomerates — 2.0%
3M Co.	548	85,965
Carlisle Cos., Inc.	324	29,212
Danaher Corp.	990	88,377
General Electric Co.	6,284	183,116
Roper Technologies, Inc.	35	5,877

		392,547
Insurance — 2.8%
Allstate Corp.	632	40,107
American Equity Investment Life Holding Co.	170	2,312
American National Insurance Co.	496	50,428
Aon PLC	161	15,342
CNA Financial Corp.	595	17,237
CNO Financial Group, Inc.	213	3,713
Everest Re Group Ltd.	39	7,259
Fidelity & Guaranty Life	372	9,214
FNF Group	261	8,608

Common Stocks	Shares	Value
Insurance (continued)
Hanover Insurance Group, Inc.	1,160	$96,222
Hartford Financial Services Group, Inc.	1,466	61,748
Lincoln National Corp.	914	33,388
Markel Corp. (a)	1	857
MetLife, Inc.	956	37,819
PartnerRe Ltd.	42	5,891
Principal Financial Group, Inc.	84	3,176
Progressive Corp.	724	23,110
Prudential Financial, Inc.	955	63,116
State National Cos., Inc.	681	7,675
Travelers Cos., Inc.	475	51,072

		538,294
Internet & Catalog Retail — 1.6%
Amazon.com, Inc. (a)	282	155,811
Expedia, Inc.	239	24,882
Netflix, Inc. (a)	386	36,056
Priceline Group, Inc. (a)	80	101,217

		317,966
Internet Software & Services — 3.8%
Alphabet, Inc., Class A (a)	256	183,608
Alphabet, Inc., Class C (a)	273	190,491
eBay, Inc. (a)	134	3,189
Facebook, Inc., Class A (a)	2,331	249,231
LinkedIn Corp., Class A (a)	23	2,695
LogMeIn, Inc. (a)	281	14,303
Marchex, Inc., Class B	1,088	4,668
QuinStreet, Inc. (a)	1,369	4,066
SciQuest, Inc. (a)	675	8,201
VeriSign, Inc. (a)	806	68,099
Web.com Group, Inc. (a)	718	13,032

		741,583
IT Services — 3.5%
Accenture PLC, Class A	1,038	104,070
Amdocs Ltd.	407	23,101
Automatic Data Processing, Inc.	1,040	88,078
Broadridge Financial Solutions, Inc.	273	15,323
Cognizant Technology Solutions Corp., Class A (a)	562	32,023
Computer Task Group, Inc.	874	4,134
CSRA, Inc.	41	1,064
Fidelity National Information Services, Inc.	106	6,174
Heartland Payment Systems, Inc.	34	3,180
International Business Machines Corp.	207	27,123
MasterCard, Inc., Class A	1,021	88,745
Paychex, Inc.	1,410	72,460
PayPal Holdings, Inc. (a)	1,073	40,924

4	BLACKROCK IMPACT U.S. EQUITY FUND	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
IT Services (continued)
Sabre Corp.	299	$8,118
Travelport Worldwide Ltd.	573	7,438
Vantiv, Inc., Class A (a)	67	3,487
VeriFone Systems, Inc. (a)	157	3,751
Visa, Inc., Class A	1,729	125,162
Xerox Corp.	1,759	16,904

		671,259
Leisure Products — 0.5%
Brunswick Corp.	1,936	82,358
Hasbro, Inc.	268	20,333

		102,691
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	162	6,051
Illumina, Inc. (a)	59	8,864
INC Research Holdings, Inc., Class A (a)	323	12,817
Quintiles Transnational Holdings, Inc. (a)	44	2,759
Thermo Fisher Scientific, Inc.	1,070	138,233

		168,724
Machinery — 2.6%
Caterpillar, Inc.	175	11,847
Greenbrier Cos., Inc.	484	12,318
Illinois Tool Works, Inc.	1,863	175,588
Ingersoll-Rand PLC	863	47,948
Omega Flex, Inc.	74	2,371
PACCAR, Inc.	2,241	115,411
SPX Corp.	3,411	40,216
SPX FLOW, Inc. (a)	97	1,817
Stanley Black & Decker, Inc.	781	73,422
Wabash National Corp. (a)	501	5,877
Xerium Technologies, Inc. (a)	373	2,734
Xylem, Inc.	299	11,186

		500,735
Marine — 0.1%
Matson, Inc.	420	16,838
Media — 3.4%
Cablevision Systems Corp., New York Group, Class A	184	5,985
CBS Corp., Class B	1,040	50,315
Comcast Corp., Class A	2,935	169,437
Entercom Communications Corp., Class A (a)	297	3,395
Gray Television, Inc. (a)	810	9,347
Interpublic Group of Cos., Inc.	1,358	29,048
National CineMedia, Inc.	528	7,894
Salem Communications Corp., Class A	407	1,958

Common Stocks	Shares	Value
Media (continued)
Scripps Networks Interactive, Inc., Class A	166	$9,834
Time Warner Cable, Inc.	158	30,156
Time Warner, Inc.	3,054	202,175
Viacom, Inc., Class B	479	17,651
Walt Disney Co.	1,160	110,803

		647,998
Metals & Mining — 0.4%
Alcoa, Inc.	685	6,117
Compass Minerals International, Inc.	94	6,377
Ferroglobe PLC	1,102	8,662
Freeport-McMoRan, Inc.	998	7,615
Newmont Mining Corp.	366	9,454
Reliance Steel & Aluminum Co.	286	17,415
Steel Dynamics, Inc.	549	9,986
Worthington Industries, Inc.	468	14,559

		80,185
Multi-Utilities — 2.2%
Black Hills Corp.	161	9,018
CenterPoint Energy, Inc.	7,235	134,788
CMS Energy Corp.	301	11,907
Consolidated Edison, Inc.	451	31,574
DTE Energy Co.	448	37,686
NorthWestern Corp.	70	4,156
Public Service Enterprise Group, Inc.	191	8,148
Sempra Energy	1,982	191,283

		428,560
Multiline Retail — 0.6%
Big Lots, Inc.	291	11,771
Burlington Stores, Inc. (a)	176	9,866
Kohl’s Corp.	146	6,814
Nordstrom, Inc.	641	32,896
Target Corp.	631	49,502

		110,849
Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp.	693	26,299
Apache Corp.	640	24,499
California Resources Corp.	145	81
Chevron Corp.	1,413	117,901
Cimarex Energy Co.	22	1,849
Concho Resources, Inc. (a)	376	33,930
ConocoPhillips	1,277	43,201
Devon Energy Corp.	1,475	29,028
DHT Holdings, Inc.	1,131	6,594
EOG Resources, Inc.	638	41,304
EP Energy Corp., Class A (a)	344	592
Exxon Mobil Corp.	1,978	158,537

BLACKROCK IMPACT U.S. EQUITY FUND	FEBRUARY 29, 2016	5

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Gener8 Maritime, Inc. (a)	1,143	$7,098
Hess Corp.	658	28,689
HollyFrontier Corp.	150	5,073
Marathon Oil Corp.	700	5,747
Marathon Petroleum Corp.	685	23,461
Memorial Resource Development Corp. (a)	146	1,412
Newfield Exploration Co. (a)	581	15,821
Noble Energy, Inc.	560	16,520
Occidental Petroleum Corp.	1,548	106,533
ONEOK, Inc.	293	7,032
Phillips 66	843	66,926
Pioneer Natural Resources Co.	187	22,539
Range Resources Corp.	134	3,180
Scorpio Tankers, Inc.	1,381	8,590
Tesoro Corp.	68	5,486
Valero Energy Corp.	950	57,076
Whiting Petroleum Corp. (a)	615	2,466
Williams Cos., Inc.	235	3,758
WPX Energy, Inc. (a)	440	1,808

		873,030
Paper & Forest Products — 0.5%
Domtar Corp.	2,768	97,406
International Paper Co.	162	5,783

		103,189
Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	343	31,326
Herbalife Ltd. (a)	66	3,614
Lifevantage Corp. (a)	559	5,584

		40,524
Pharmaceuticals — 5.4%
Allergan PLC (a)	205	59,473
Bristol-Myers Squibb Co.	2,302	142,563
Eli Lilly & Co.	1,165	83,880
Jazz Pharmaceuticals PLC (a)	250	30,395
Johnson & Johnson	2,841	298,902
Merck & Co., Inc.	2,020	101,424
Perrigo Co. PLC	170	21,462
Pfizer, Inc.	8,653	256,734
Prestige Brands Holdings, Inc. (a)	900	44,010
Zoetis, Inc.	163	6,693

		1,045,536
Professional Services — 0.4%
CRA International, Inc. (a)	123	2,425
Equifax, Inc.	127	13,320
Insperity, Inc.	373	17,714
Kforce, Inc.	199	3,172
ManpowerGroup, Inc.	386	29,892
Nielsen Holdings PLC	120	6,041

Common Stocks	Shares	Value
Professional Services (continued)
RPX Corp. (a)	481	$4,767
TrueBlue, Inc. (a)	113	2,593

		79,924
Real Estate Investment Trusts (REITs) — 4.5%
American Tower Corp.	169	15,582
AvalonBay Communities, Inc.	127	21,798
Chatham Lodging Trust	1,346	27,001
Colony Capital, Inc., Class A	3,920	64,288
Crown Castle International Corp.	303	26,210
CubeSmart	160	4,784
DCT Industrial Trust, Inc.	921	33,331
EPR Properties	381	23,710
Equinix, Inc.	94	28,547
Equity Lifestyle Properties, Inc.	1,557	109,239
Essex Property Trust, Inc.	116	24,276
InfraREIT, Inc.	175	3,696
Lexington Realty Trust	1,582	12,245
Mid-America Apartment Communities, Inc.	351	31,569
New Residential Investment Corp.	621	7,272
NorthStar Realty Finance Corp.	2,339	29,214
Pebblebrook Hotel Trust	282	7,659
Prologis, Inc.	2,525	97,112
RLJ Lodging Trust	2,692	56,451
Simon Property Group, Inc.	966	183,279
Sunstone Hotel Investors, Inc.	3,261	42,067
Weingarten Realty Investors	556	19,588
Weyerhaeuser Co.	176	4,572
WP GLIMCHER, Inc.	507	4,380

		877,870
Real Estate Management & Development — 0.1%
Realogy Holdings Corp. (a)	633	20,237
Road & Rail — 0.7%
CSX Corp.	444	10,718
JB Hunt Transport Services, Inc.	255	19,454
Ryder System, Inc.	992	56,266
Union Pacific Corp.	610	48,105
YRC Worldwide, Inc. (a)	289	2,326

		136,869
Semiconductors & Semiconductor Equipment — 2.9%
Analog Devices, Inc.	576	30,522
Applied Materials, Inc.	5,169	97,539
Cascade Microtech, Inc. (a)	153	3,150
Fairchild Semiconductor International, Inc. (a)	107	2,147
Integrated Device Technology, Inc. (a)	987	19,168
Intel Corp.	1,144	33,851
Lam Research Corp.	516	37,823
Maxim Integrated Products, Inc.	457	15,474

6	BLACKROCK IMPACT U.S. EQUITY FUND	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. (a)	452	$4,805
NVIDIA Corp.	839	26,311
Skyworks Solutions, Inc.	391	25,982
Tessera Technologies, Inc.	805	23,731
Texas Instruments, Inc.	3,370	178,677
Xilinx, Inc.	1,104	52,131

		551,311
Software — 4.3%
A10 Networks, Inc. (a)	841	5,181
Adobe Systems, Inc. (a)	404	34,401
Aspen Technology, Inc. (a)	278	9,166
Check Point Software Technologies Ltd. (a)	532	44,193
Electronic Arts, Inc. (a)	83	5,332
Gigamon, Inc. (a)	114	3,120
Intuit, Inc.	756	73,060
Manhattan Associates, Inc. (a)	622	34,372
Microsoft Corp.	7,315	372,187
Monotype Imaging Holdings, Inc.	725	17,211
Oracle Corp.	1,035	38,067
Pegasystems, Inc.	1,103	26,858
Red Hat, Inc. (a)	28	1,830
salesforce.com, Inc. (a)	1,401	94,918
Synchronoss Technologies, Inc. (a)	294	8,235
Take-Two Interactive Software, Inc. (a)	1,424	51,250
TeleNav, Inc. (a)	337	2,008
VMware, Inc., Class A (a)	117	5,907

		827,296
Specialty Retail — 2.7%
Aaron’s, Inc.	472	10,851
American Eagle Outfitters, Inc.	264	4,029
Asbury Automotive Group, Inc. (a)	86	5,022
AutoZone, Inc. (a)	15	11,619
Express, Inc. (a)	338	5,824
Group 1 Automotive, Inc.	333	18,568
Home Depot, Inc.	729	90,483
L Brands, Inc.	788	66,815
Lowe’s Cos., Inc.	1,791	120,946
O’Reilly Automotive, Inc. (a)	30	7,810
Penske Automotive Group, Inc.	457	17,238
Ross Stores, Inc.	85	4,673
Sears Hometown and Outlet Stores, Inc. (a)	771	5,220
Sonic Automotive, Inc., Class A	1,072	20,529
TJX Cos., Inc.	1,615	119,671
Tractor Supply Co.	50	4,229
West Marine, Inc. (a)	368	3,010

		516,537

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	6,518	$630,225
EMC Corp.	1,105	28,874
Hewlett Packard Enterprise Co.	1,317	17,477
HP, Inc.	654	6,991
Immersion Corp. (a)	1,175	10,587
Seagate Technology PLC	370	11,603
Western Digital Corp.	324	14,104

		719,861
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	2,434	149,910
PVH Corp.	268	21,212
Skechers U.S.A., Inc., Class A (a)	463	15,242

		186,364
Thrifts & Mortgage Finance — 0.5%
Essent Group Ltd. (a)	205	3,946
EverBank Financial Corp.	3,250	42,315
First Defiance Financial Corp.	567	22,221
Flagstar Bancorp, Inc. (a)	551	10,579
MGIC Investment Corp. (a)	1,922	13,146
NMI Holdings, Inc., Class A (a)	407	2,076

		94,283
Trading Companies & Distributors — 0.4%
AerCap Holdings NV (a)	408	14,578
Air Lease Corp.	181	5,439
CAI International, Inc. (a)	1,131	8,788
HD Supply Holdings, Inc. (a)	621	17,257
Watsco, Inc.	218	27,806

		73,868
Transportation Infrastructure — 0.0%
Wesco Aircraft Holdings, Inc. (a)	359	4,592
Water Utilities — 0.2%
American Water Works Co., Inc.	350	22,687
California Water Service Group	458	11,322

		34,009
Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc. (a)	2,203	15,795
SBA Communications Corp., Class A (a)	216	20,496
Telephone & Data Systems, Inc.	1,073	28,671

		64,962
Total Long-Term Investments (Cost — $19,889,795) — 99.7%		19,232,453

BLACKROCK IMPACT U.S. EQUITY FUND	FEBRUARY 29, 2016	7

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (b)(c)	10,962	$10,962
Total Short-Term Securities (Cost — $10,962) — 0.1%		10,962
Total Investments (Cost — $19,900,757*) — 99.8%		19,243,415
Other Assets Less Liabilities — 0.2%		41,580

Net Assets — 100.0%		$19,284,995

*	As of February 29, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$19,900,757

Gross unrealized appreciation	$555,802
Gross unrealized depreciation	(1,213,144)

Net unrealized depreciation	$(657,342)

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	During the period ended February 29, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at February 29, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	10,962	10,962	$198

(c)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

8	BLACKROCK IMPACT U.S. EQUITY FUND	FEBRUARY 29, 2016

Schedule of Investments (concluded)	BlackRock Impact U.S. Equity Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$19,232,382	—	$71	$19,232,453
Short-Term Securities	10,962	—	—	10,962

Total	$19,243,344	—	$71	$19,243,415

[1]	See above Schedule of Investments for values in each industry.

During the period ended February 29, 2016, there were no transfers between levels.

BLACKROCK IMPACT U.S. EQUITY FUND	FEBRUARY 29, 2016	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: April 22, 2016